Segmented information (Details) - CAD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 200,068			$ 189,902			$ 461,334	$ 635,401
Gross profit	65,598			49,807			64,060	199,987
Operating expenses	7,870,707			3,975,247			19,073,592	12,275,447
Current income tax expense							2,140
Deferred income tax recovery	(6,894)						(56,069)
Net loss	(5,333,621)			(2,890,320)			(22,682,124)	(7,910,509)
FX translation	186,848			(256,131)			(479,721)	(152,354)
Comprehensive loss	(5,347,878)	$ 3,303,266	$ (20,627,182)	(2,890,570)	$ (2,616,215)	$ (2,403,974)	(22,671,794)	(7,910,509)
Inventory	864,816						864,816		$ 420,737
Plant and equipment	10,172,987						10,172,987		5,323,766
Electric Vehicles
Disclosure of operating segments [line items]
Revenue				0				0
Gross profit				0				0
Operating expenses	7,742,592			3,863,883			18,753,216	11,992,137
Other items	(2,475,303)			(1,038,235)			3,713,023	(4,183,985)
Current income tax expense							2,140	0
Deferred income tax recovery				0				0
Net loss	5,287,289			2,825,648			22,468,379	7,808,152
FX translation	14,257			0			(10,330)	0
Comprehensive loss	5,281,546			2,825,648			22,458,049	7,808,152
Inventory	638,458						638,458		189,182
Plant and equipment	9,751,991						9,751,991		5,299,857
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenue	200,068			189,902			461,334	635,401
Gross profit	65,598			49,807			64,060	199,987
Operating expenses	128,115			111,364			32,037,600	283,310
Other items	10,709			3,115			13,498	19,034
Current income tax expense								0
Deferred income tax recovery	(6,894)			0			(56,069)	0
Net loss	66,332			64,672			213,745	102,357
FX translation				0				0
Comprehensive loss	66,332			$ 64,672			213,745	$ 102,357
Inventory	226,358						226,358		231,555
Plant and equipment	$ 420,996						$ 420,996		$ 23,909